Common Shareholders' Equity (Details) - Equity Holders [Member] - CLP ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Equity holders of the controlling company	$ 130,141,692	$ 306,890,792	$ 129,607,353
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic income per share	$ 352.21	$ 830.55	$ 350.76
Diluted income per share	$ 352.21	$ 830.55	$ 350.76